SHARE CAPITAL, Stock Options (Details)					12 Months Ended
	Nov. 12, 2020 CAD ($) shares $ / shares	Jul. 22, 2020 CAD ($) shares $ / shares	Jun. 01, 2020 CAD ($) shares $ / shares	May 06, 2020 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares
Weighted Average Exercise Price [Roll Forward]
Share-based payments expense | $					$ 473,103	$ 776,962	$ 1,548,784
Fair values options using Black-Scholes option pricing model [Abstract]
Expected dividend yield					0.00%
Bottom of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate					0.10%
Expected volatility					60.00%
Top of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate					0.34%
Expected volatility					101.00%
Stock Options [Member]
Stock Options [Abstract]
Maximum percentage of common shares reserved for issuance					20.00%
Option permitted for holder to purchase shares at stated exercise price (in shares) | shares					1
Number of Options [Roll Forward]
Beginning balance (in shares) | shares					10,374,000	10,829,000
Granted (in shares) | shares					6,725,000	3,400,000
Exercised (in shares) | shares					(2,000,000)	(1,275,000)
Expired (in shares) | shares					(200,000)	(655,000)
Forfeited (in shares) | shares					(5,099,000)	(1,925,000)
Ending balance (in shares) | shares					9,800,000	10,374,000	10,829,000
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares					$ 0.22	$ 0.24
Granted (in dollars per share) | $ / shares					0.09	0.15
Exercised (in dollars per share) | $ / shares					0.09	0.20
Expired (in dollars per share) | $ / shares					0.17	0.24
Forfeited (in dollars per share) | $ / shares					0.20	0.24
Ending balance (in dollars per share) | $ / shares					$ 0.15	$ 0.22	$ 0.24
Contributed surplus to share capital reallocated | $					$ 130,127	$ 205,708
Fair values options using Black-Scholes option pricing model [Abstract]
Weighted average fair value of options granted (in dollars per share) | $ / shares					$ 0.06	$ 0.04
Estimated life						5 years
Expected dividend yield					0.00%	0.00%
Stock Options [Member] | Directors, Officers and Consultants [Member]
Number of Options [Roll Forward]
Granted (in shares) | shares	2,000,000			2,875,000
Weighted Average Exercise Price [Roll Forward]
Exercised (in dollars per share) | $ / shares	$ 0.075			$ 0.09
Options, expire date	Nov. 12, 2025			May 06, 2025
Stock option fair value | $	$ 121,608			$ 208,995
Stock Options [Member] | Employee [Member]
Number of Options [Roll Forward]
Granted (in shares) | shares			250,000
Weighted Average Exercise Price [Roll Forward]
Exercised (in dollars per share) | $ / shares			$ 0.14
Options, expire date			Jan. 30, 2023
Stock option fair value | $			$ 14,251
Stock Options [Member] | Consultants [Member]
Number of Options [Roll Forward]
Granted (in shares) | shares	1,000,000	500,000
Weighted Average Exercise Price [Roll Forward]
Exercised (in dollars per share) | $ / shares	$ 0.09	$ 0.09
Options, expire date	Nov. 12, 2025	Jul. 22, 2025
Stock option fair value | $	$ 57,909	$ 34,827
Stock Options [Member] | Bottom of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate					0.44%	1.15%
Estimated life					1 year
Expected volatility					106.00%	112.00%
Stock Options [Member] | Top of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate					1.51%	1.80%
Estimated life					5 years
Expected volatility					119.00%	122.00%